Revenue - Accounting policy (Details) R in Millions, $ in Millions								1 Months Ended	12 Months Ended
	Mar. 06, 2020	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Sep. 19, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 25, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2021 ZAR (R) $ / oz	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2016 USD ($)	Jun. 10, 2019 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received		R 1,100	R 1,750	$ 125	$ 500				R 65	R 771	R 2,859
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing									1 month
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing									4 months
Wheaton Precious Metals International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received						R 6,555	$ 500	$ 500
Additional monthly amounts receivable, as a percent									18.00%
Wheaton Precious Metals International | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									100.00%
Wheaton Precious Metals International | Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									4.50%
BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement	23.00%
Deferred revenue advance received | $												$ 50
Additional monthly amounts receivable, as a percent	20.00%
Deferred income including contract liabilities recognised as of acquisition date | R													R 628
BTT streaming revenue | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									23.00%
Additional monthly amounts receivable, as a percent									16.00%
PGM (4E) basket price (R/oz)									106
BTT streaming revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									38.00%
Additional monthly amounts receivable, as a percent									20.00%
PGM (4E) basket price (R/oz)									280
BTT streaming revenue | PGM | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement												23.00%
BTT streaming revenue | PGM | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement												38.00%